SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF PROPERTY AND EQUIPMENT ANNUAL RATES

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripherals	33
Office furniture and equipment	7
Machines and electronic devices	15-33
Energy storage systems	20
Leasehold improvements	21-26

Keyarch Acquisition Corporation [Member]
SCHEDULE OF SUBJECT TO POSSIBLE REDEMPTION

As on December 31, 2023, the ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Rights	(9,257,500)
Proceeds allocated to Public Warrants	(2,886,500)
Allocation of offering costs related to redeemable shares (net of allocation of offering cost amounting to $117,542 related to redeemable shares reversed*)	(2,987,577)
Redemption of Public Shares from cash held in trust account**	(95,826,230)
Plus:
Accretion of carrying value to redemption value (net of decrease of $117,542 in carrying value of redeemable shares due to reversal of offering costs*)	16,281,577
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on investment held in Trust Account)	5,358,313
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	150,000
Ordinary shares subject to possible redemption	$25,832,083

*	During the year ended December 31, 2022, the Company received a discount amounting to $131,420 on outstanding offering cost included within accounts payable and accrued expenses. This has been treated as reversal of offering cost adjusted through additional paid-in capital considering the related offering cost charged against additional paid-in capital at the time of IPO. This reversal of offering cost has been proportionately allocated to redeemable shares based on the fair value of Public Shares leading to a corresponding decrease in carrying value by $117,542 to arrive at the redemption value of ordinary shares subject to possible redemption.

**	On July 20, 2023, the holders of 9,122,682 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.50 per share, for an aggregate redemption amount of approximately $95,826,230. Following such redemptions, the Company had 2,377,318 Public Shares issued and outstanding.

SCHEDULE OF PROFIT/(LOSS) PER SHARE

The net profit/(loss) per share presented in the statement of operations is based on the following:

	Year ended	Year ended
	December 31, 2023	December 31, 2022
Net (Loss)/Profit	$(465,904)	$843,672
Income earned on investment held in Trust Account	(3,656,444)	(1,701,869)
Accretion of carrying value to redemption value	(150,000)	(16,399,119)
Decrease in carrying value of redeemable shares due to reversal of offering costs	-	117,542
Net loss including accretion of equity into redemption value	$(4,272,348)	$(17,139,774)

	Year ended December 31, 2023		Year ended December 31, 2022
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Shares	Shares	Shares	Shares
Basic and diluted net profit/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(2,884,775)	$(1,387,573)	$(12,822,390)	$(4,317,384)
Income earned on investment held in Trust Account	3,656,444	—	1,701,869	—
Accretion of carrying value to redemption value	150,000	—	16,399,119	—
Decrease in carrying value of redeemable shares due to reversal of offering costs	—	—	(117,542)	—
Allocation of net profit/(loss)	921,669	(1,387,573)	5,161,056	(4,317,384)

Denominators:
Weighted-average shares outstanding	7,526,010	3,620,000	10,631,507	3,579,699
Basic and diluted net profit/(loss) per share	$0.12	$(0.38)	$0.49	$(1.21)